Business combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Acquisition Liabilities [Table Text Block]
The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of US dollars)
Note	5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	50,927

Schedule Of Valuation Assumptions [Table Text Block]
The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years